SUBSEQUENT EVENTS (Narrative) (Details) (USD $)	12 Months Ended		154 Months Ended	1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2014 U.S. Special Warrant Offering [Member]	Mar. 31, 2014 U.S. Special Warrant Offering [Member] Board of directors approved the sale of Special Warrants [Member]	Mar. 31, 2014 U.S. Special Warrant Offering [Member] Subscription agreements pursuant to which the Company agreed to sell 12,525,000 Special Warrants [Member]	Mar. 31, 2014 U.S. Special Warrant Offering [Member] Subscription agreements pursuant to which the Company agreed to sell 1,675,000 Special Warrants [Member]	Mar. 31, 2014 Private Placement Offering to NMC [Member]
Class of Warrant or Right, Grants in Period, Net of Forfeitures					25,050,000	12,525,000	1,675,000
Warrants Issued During Period, Per Warrant Amount						$ 0.20	$ 0.20
Proceeds from Issuance of Warrants						$ 2,505,000	$ 335,000
Class of Warrant or Right, Grants in Period, Exercise Price				$ 0.40
Proceeds from Issuance of Common Stock	25,000	10,605,486	37,891,205	7,000,000
Units Subscribed During Period, Value								$ 300,000
Units Subscribed During Period, Per Unit Value								$ 0.20
Warrant Exercisable For One Additional Share Of Common Stock At Price Equal To Unit Purchase Price								200.00%